GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

CyberArk Software Ltd. (together with its subsidiaries, the “Company”) is an Israeli company that develops, markets and sells software-based identity security solutions and services. The Company's solutions and services secure access for any identity – human or machine – to help organizations secure critical business assets, protect their distributed workforce and customers, and accelerate business in the cloud. CyberArk’s AI-powered Identity Security Platform applies intelligent privilege controls to every identity with continuous threat prevention, detection and response across the identity lifecycle. With CyberArk, organizations can minimize operational and security risks by enabling zero trust and least privilege with complete visibility, empowering all users and identities, including workforce, IT, developers and machines, to securely access any resource, located anywhere, from everywhere.